Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases
Summary of Company's significant contractual lease obligations

The following table summarizes the Company’s significant contractual lease obligations at December 31, 2020:

	Less than
	Total	1 year	1‑3 years

	(in thousands)
Facility leases	$403	$193	$210
Car leases	30	13	17
Total	$433	$206	$227